Accrued Expenses And Other Liabilities	12 Months Ended
Dec. 31, 2024
Accrued Expenses And Other Liabilities
12.
ACCRUED EXPENSES AND OTHER LIABILITIES

Accrued expenses and other current liabilities

	As of December 31,
	2023	2024
	RMB	RMB	US$
Payable to online advertising platforms as agency	1,452,286	1,601,794	219,445
Accrued operating expenses	391,338	425,577	58,304
Salary and welfare payable	51,465	74,367	10,188
Advance received in advertising agency services	136,684	157,870	21,628
Accrued advertising, marketing and promotional expenses	50,082	64,541	8,842
Deferred revenue	235,520	302,531	41,447
Operating lease liabilities current portion	13,295	12,682	1,737
Other taxes payable	35,380	35,254	4,830
Others	71,160	82,189	11,260
Total	2,437,210	2,756,805	377,681

Other non-current liabilities

	As of December 31,
	2023	2024
	RMB	RMB	US$
Uncertain tax position	159,908	155,746	21,337
Operating lease liabilities non-current portion	17,699	12,928	1,771
Others	12,336	3,674	504
Total	189,943	172,348	23,612